Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Entity Registrant Name	Force Protection Video Equipment Corp.
Entity Central Index Key	0001518720
Document Type	8-K
Document Period End Date	Sep. 30, 2020
Amendment Flag	false
Entity Emerging Growth Company	false